Description of Plan	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Description of Plan
Description of Plan

1.Description of Plan:

The following description of The Kroger Co. 401(k) Retirement Savings Account Plan (Plan) provides only general information. Participants should refer to the Plan document for a more complete description of Plan provisions.

General

The Plan, which began January 1, 2007, is sponsored by The Kroger Co., an Ohio corporation (the Company or Kroger).  The Plan is a defined contribution plan. Eligible employees of the Company and its participating wholly owned subsidiaries are eligible to make deferrals to the Plan as of the first day of the calendar month on or next following attainment of age 18 and 30 days of service. Employees are not eligible to participate in the Plan if they are eligible to participate in another qualified defined contribution plan with a 401(k) feature maintained by or contributed to by the Company; if they are not eligible to participate in the Plan per the terms of a collective bargaining agreement; if they are eligible to participate in a qualified defined benefit retirement plan, maintained by the Company, under which they are eligible to accrue a benefit (other than The Kroger Co. Pension Plan for Employees Represented by Amalgamated Meat Cutters and Butcher Workmen of North America, AFL-CIO, Local No. 876); if they are a leased employee or if they are an independent contractor. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Contributions

Participant

Subject to certain limits, participants may contribute up to 75% of Plan compensation per pay period to the Plan.  It is at the discretion of participants to modify and direct investments.  Participants are eligible to make catch-up contributions beginning in the year in which they reach age 50. Effective January 1, 2025, participants who are between age 60 and 63 at the end of a plan year are eligible to make additional catch-up contributions. Participants are also permitted to deposit into the Plan rollover contributions from other qualified plans including an individual retirement account. The Plan allows for Roth 401(k) contributions in addition to pre-tax contributions.

Employer

Non-union and union participants whose employment is subject to a collective bargaining agreement which provides for safe harbor match or Company automatic contributions are eligible to receive safe harbor matching contributions and automatic contributions on the first day of the calendar quarter on or next following attainment of age 18 and completion of a year of service (1,000 hours of service) in a computation period. The initial computation period is the participant’s first 12 months of employment, with any successor computation periods being the plan year. The Company will credit the participant’s account with a safe harbor match and/or an automatic contribution if the participant meets the eligibility requirements. The safe harbor matching contribution is 100% of the first  5% of the participant’s Plan compensation contributed as a salary deferral contribution. If necessary, the Company makes “true-up” matching contributions at the end of every payroll period.  Subject to certain limits, the Company also makes an automatic contribution of 1% or 2% of Plan compensation based on the participant’s years of vesting service. Participants must be employed on the last day of the Plan year to be eligible to receive an automatic contribution. Employees (union and non-union) who are employed by Roundy’s Supermarkets, Inc. are not eligible to receive an automatic contribution.

Participant Accounts

Each participant account is credited with the participant pre-tax and Roth contributions, safe harbor matching contribution (if any), automatic contribution (if any), and an allocation of Plan earnings or losses.  Allocations of earnings or losses are based upon the performance of the investment funds chosen by the participant.  The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants are vested immediately in their pre-tax and Roth contributions, rollover contributions, and safe harbor matching contribution, plus actual earnings thereon.  The participant’s vested interest in Company automatic contributions, if any, will be determined based on the participant’s years of service with the employer. Generally, participants become fully vested upon attaining 3 or more years of service.

Benefits

Payment of benefits can be made under various methods, depending upon the reason for the distribution, such as termination of service, death, or retirement, as well as other factors.  At termination, those participants with an account balance of less than or equal to one thousand dollars will receive a single lump sum distribution.  Absent specific elections by the participant, those with balances greater than one thousand dollars and less than or equal to seven thousand dollars shall be distributed, in the form of a direct rollover, to an individual retirement account designated by the Plan Administrator.  Those with balances greater than seven thousand dollars may elect to leave their account balance in the Plan or choose other options.  Participants are entitled to benefits beginning at normal retirement age (generally age 65).  Benefits are recorded when paid.

Notes Receivable from Participants

The Plan permits participants to borrow from their vested account less all vested automatic contributions and matching contributions.  The maximum amount that may be borrowed is the lesser of fifty thousand dollars or 50% of the vested balance of the account.  Loan terms range from 1 - 4 years or up to 6 years for the purchase of a primary residence.  The loans are collateralized by the balance in the participant’s account and bear interest at a rate of Prime plus 1.0%. The rate is changed quarterly and the Prime rate used for a quarter is the Prime rate on the last business day of the previous quarter.  Principal and interest are paid through periodic payroll deductions.

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

Forfeitures

Forfeited balances shall be applied for one of the following purposes: to restore the accounts of any participants who return to service of the Company and again become eligible employees prior to incurring a five-year period of severance, to reduce administrative expenses of the Plan, and to reduce any Company contributions for the Plan year. The balance of forfeitures was $756 and $838 at December 31, 2025 and 2024, respectively. During 2025 and 2024, forfeitures of $1,528 and $200, respectively, were used to reduce administrative expenses and any Company contributions of the Plan.